Warrants (Schedule of detailed information about broker warrants activity) (Details) - Broker Warrants [Member]	12 Months Ended
	Oct. 31, 2025 $ / shares	Oct. 31, 2025 USD ($) share $ / shares	Oct. 31, 2024 USD ($) share $ / shares
Number of warrants
Number of warrants outstanding - beginning of year | share		247,000	0
Number of warrants, Granted | share			247,000
Number of warrants, Exercised | share		(184,000)
Number of warrants outstanding - end of year | share		63,000	247,000
Grant date Fair value
Grant date Fair value - beginning of year | $		$ 3,909	$ 0
Grant date Fair value, Granted | $			3,909
Grant date Fair value, Exercised | $		(700)
Grant date Fair value - end of period | $		$ 3,209	$ 3,909
Weighted average exercise price
Weighted average exercise price - outstanding beginning of year | $ / shares		$ 0.04	$ 0
Weighted average exercise price, Granted | (per share)	$ 0.095	0.07	0.04
Weighted average exercise price, Exercised | $ / shares		(0.04)
Weighted average exercise price - outstanding end of period | $ / shares		$ 0.07	$ 0.04